Statements of Cash Flows - Adjustments for Income and Expenses from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjustments to reconcile profit (loss) [abstract]
Interest income	₩ (87,245)	₩ (70,055)	₩ (58,472)
Dividends	(35,818)	(43,014)	(2,552)
Gain on foreign currency translations	(9,344)	(1,199)	(2,095)
Gain on sale of accounts receivable – other	0	0	(1,043)
Gain (loss) relating to investments in subsidiaries, associates and joint ventures, net	(321,787)	(10,928)	81,707
Gain on disposal of property and equipment and intangible assets	(37,316)	(21,898)	(15,985)
Gain relating to financial instruments at FVTPL	(190,368)	(115,043)	(94,393)
Other income	0	0	(6,515)
Interest expense	403,129	389,813	328,307
Loss on foreign currency translations	3,575	1,227	3,814
Loss on sale of accounts receivables-other	35,317	65,027	61,841
Income tax expense	374,670	342,242	288,321
Expense related to defined benefit plan	130,581	124,439	134,509
Share option	6,696	18,889	84,463
Bonus paid by treasury shares	24,988	20,420	25,425
Depreciation and amortization	3,699,890	3,750,796	3,755,312
Bad debt for accounts receivables – trade	49,865	37,906	27,053
Loss on disposal of property and equipment and intangible assets	17,427	9,369	20,465
Impairment loss on property and equipment and intangible assets	94,736	10,369	17,027
Bad debt for accounts receivable – other	4,838	5,256	3,011
Loss relating to financial instruments at FVTPL	133,006	49,641	41,597
Loss on disposal of investment assets	0	0	1,283
Other expenses	0	0	26,358
Other income (expenses)	16,373	(16,919)	0
Adjustments for income and expenses from operating activities	₩ 4,313,213	₩ 4,546,338	₩ 4,719,438